Loss for the Period	12 Months Ended
Jan. 31, 2020
Standby Letter Of Credit
Loss for the Period

6	Loss for the Period

The loss for the period was derived after charging/(crediting):

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s

Staff costs (see note 9)	28,009	31,380	34,158
Depreciation of property, plant and equipment	1,338	2,151	2,724
Depreciation of right-of-use assets	8,676	-	-
Amortisation of acquired intangibles	589	231	306
Impairment of tangible assets (see note 15)	491	281
Impairment of intangible assets (see note 17)	8,413	7,892	1,914
Loss on disposal of property, plant and equipment	322	232	362
Transaction expenses	9,597	9,267	3,322
Operating lease rentals
- land and buildings	-	9,236	10,021
- other	-	524	786
Gain on sale of intangible assets	(906)	-	-
Contract termination	4,696	-	-
Auditor’s remuneration (note 37)	679	1,050	513